Income and expenses - Payroll expenses (Detail) - Payroll expenses [domain member] € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) yr	Dec. 31, 2020 EUR (€) yr	Dec. 31, 2019 EUR (€) yr
Payroll expenses [line items]
Short-term employee benefits	€ (93,850)	€ (82,135)	€ (87,775)
Social security expenses	(17,076)	(15,691)	(15,647)
Expenses defined contribution plans	(1,250)	(1,150)	(1,033)
Other employee expenses	(7,259)	(8,455)	(12,612)
Total	€ (119,435)	€ (107,431)	€ (117,067)
Total registered employees at the end of the period | yr	2,332	2,162	2,177